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                         GLENBROOK  LIFE AND ANNUITY COMPANY
                            LAW AND REGULATION DEPARTMENT
                                3100 SANDERS ROAD, J5B
                              NORTHBROOK, ILLINOIS 60062


David E. Stone                                 Direct Dial Number (847) 402-7130
Associate Counsel                                       Facsimile (847) 402-3781



                                  January 30, 1998



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549

     RE:  Glenbrook Life Multi-Manager Variable Account
          Filing of Investment Company Prospectus Supplement (Rule 497) Registration No. 333-00999

Dear Sir or Madam:

The Securities Act of 1933, Reg. Section 230.497, requires Investment Companies filing on Form N-4, of the Investment Company Act of 1940, to file the Prospectus and Statement of Additional Information, with the Securities and Exchange Commission, in the exact form used, within five days after the effective date of a Registration Statement. In lieu of filing under paragraph (b) or (c) of Reg. Section 230.497, the Registrant, Glenbrook Life Multi-Manager Variable Account, files this certification pursuant to paragraph (j) of Reg. Section 230.497:

     (1) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Reg. ' 230.497 does not differ from that contained in the most recent registration statement or amendment, and

     (2) the text of the most recent registration statement or amendment has been filed electronically.

Please contact myself at (847)402-7130, if you have any questions or comments. Thank you for your consideration of this matter.

Very truly yours,

/s/DAVID E. STONE

David E. Stone
Associate Counsel